Subsequent Events (Details Narrative) € in Millions	May 06, 2022 USD ($) shares	Jan. 12, 2022 EUR (€)	Jan. 12, 2022 EUR (€)	May 16, 2022 USD ($)	Mar. 31, 2022 USD ($)	Mar. 03, 2022 USD ($)	Dec. 31, 2021 USD ($)
Subsequent Event [Line Items]
Debt Instrument, Face Amount | $					$ 100,000		$ 5,000,000
Nano Financing Agreement [Member]
Subsequent Event [Line Items]
Revolving Loan		€ 1.5	€ 1.5
Line of credit facility maximum borrowing capacity		0.8	€ 0.8
Consolidated cash exceeds		4.0
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount | $				$ 10,000.0
Debt Instrument, Interest Rate, Effective Percentage				8.00%
Subsequent Event [Member] | SpaceMobile 2020 Incentive Award Plan [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount | $						$ 22,800,000
Subsequent Event [Member] | Secured Debt [Member]
Subsequent Event [Line Items]
Long-Term Debt, Fair Value | $				$ 2,000,000.0
Subsequent Event [Member] | Nano Financing Agreement [Member]
Subsequent Event [Line Items]
Interest rate			7.00%
Consolidated cash exceeds			€ 4.0
Subsequent Event [Member] | Nano Financing Agreement [Member] | AST and Science LLC [Member]
Subsequent Event [Line Items]
Revolving Loan		1.5	1.5
Line of credit facility maximum borrowing capacity		€ 0.8	€ 0.8
Interest rate			4.00%
Subsequent Event [Member] | Common Class A [Member] | Common Stock Purchase Agreement [Member]
Subsequent Event [Line Items]
Debt weighted interest rate				97.00%
Subsequent Event [Member] | Common Class A [Member] | B Riley Principal Capital LLC [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues | $	$ 75,000,000.0
Shares, Issued | shares	21,969
Stock Issued During Period, Shares, New Issues | shares	65,907